Income Taxes - Summary of Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 3,039,926	$ 1,139,566	$ 2,129,655
Current year additions	3,929,241	2,108,356	423,742
Reversal of valuation allowances	(3,997,661)	(207,996)	(1,413,831)
Ending balance	$ 2,971,506	$ 3,039,926	$ 1,139,566